Dividends on ordinary shares (Tables)	6 Months Ended
Jun. 30, 2022
Dividends on ordinary shares [Abstract]
Dividends on ordinary shares

	Half year ended 30.06.22	Half year ended 30.06.21

Dividends paid during the period	£m	£m
Ordinary shares	200	694
Preference shares	15	13
Total	215	707